Provisions - Schedule of provision for pensions and similar obligations (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	€ 8,407	€ 8,441	€ 8,149	€ 9,583
Provisions for defined benefits	2,638	3,097	3,335
Provision for pensions and other obligations post -employments and Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	2,646	3,105	3,342
Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,731	2,225	2,392	3,185
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	915	880	950	€ 1,242
Spain
Disclosure of other provisions [line items]
Provisions for pre-retirements	839	805	884
Spain | Post-employment plans
Disclosure of other provisions [line items]
Provisions	674	770	1,245
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	852	817	895
United Kingdom | Post-employment plans
Disclosure of other provisions [line items]
Provisions	28	76	29
Other subsidiaries | Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,029	1,379	1,118
Other subsidiaries | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	€ 63	€ 63	€ 55